OPERATING EXPENSES - Disclosure of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Expenses [Abstract]
Office expenses	$ 1,286	$ 2,409
Travel	2,345	2,118
Professional fees	3,105	2,988
Insurance, bank fees and governance	1,258	1,271
Operating expenses	$ 7,994	$ 8,786